NATIONWIDE

VARIABLE

ACCOUNT-11

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Capital Appreciation Fund II - Primary Shares (FVCA2P)
369,261 shares (cost $2,083,969)	$2,112,173
Capital Income Fund II (FVU2)
49,478 shares (cost $438,137)	428,973
Clover Value Fund II - Primary Shares (FALF)
255,761 shares (cost $3,886,667)	2,317,195
Equity Income Fund II (FVEI2)
188,736 shares (cost $2,507,020)	2,251,622
Fund for US Government Securities II (FVUS2)
54,563 shares (cost $613,121)	624,746
High Income Bond Fund II - Primary Shares (FHIB)
182,389 shares (cost $1,227,823)	1,216,536
International Equity Fund II (FVIE2)
30,276 shares (cost $481,919)	416,599
Kaufmann Fund II - Primary Shares (FVK2)
183,791 shares (cost $2,434,005)	2,332,304
Mid Cap Growth Strategies Fund II (FVGS2)
10,437 shares (cost $250,239)	173,667
Prime Money Fund II (FVMM2)
997,778 shares (cost $997,778)	997,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Quality Bond Fund II - Primary Shares (FQB)
93,475 shares (cost $997,164)	1,046,916

Total Investments	13,918,509
Total Assets	13,918,509

Accounts Payable	35

$13,918,474

Contract Owners’ Equity:
Accumulation units	13,918,474

Total Contract Owners’ Equity (note 5)	$13,918,474

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	FVCA2P	FVU2	FALF	FVEI2	FVUS2	FHIB	FVIE2

Reinvested dividends	$448,811	22,798	22,977	59,301	100,322	31,093	123,625	9,517
Mortality and expense risk charges (note 2)	(151,719)	(22,545)	(4,129)	(24,297)	(23,965)	(7,294)	(13,139)	(3,705)

Net investment income (loss)	297,092	253	18,848	35,004	76,357	23,799	110,486	5,812

Realized gain (loss) on investments	(954,902)	(10,915)	(18,504)	(612,832)	(51,440)	(1,020)	(78,082)	(58,673)
Change in unrealized gain (loss) on investments	2,764,453	227,019	85,779	821,169	240,690	1,823	411,176	154,188

Net gain (loss) on investments	1,809,551	216,104	67,275	208,337	189,250	803	333,094	95,515

Net increase (decrease) in contract owners’ equity resulting from operations	$2,106,643	216,357	86,123	243,341	265,607	24,602	443,580	101,327

Investment Activity:	FVK2	FVGS2	FVMM2	FQB

Reinvested dividends	$-	-	6,231	72,947
Mortality and expense risk charges (note 2)	(23,406)	(2,093)	(14,442)	(12,704)

Net investment income (loss)	(23,406)	(2,093)	(8,211)	60,243

Realized gain (loss) on investments	(55,086)	(34,452)	-	(33,898)
Change in unrealized gain (loss) on investments	586,078	78,066	-	158,465

Net gain (loss) on investments	530,992	43,614	-	124,567

Net increase (decrease) in contract owners’ equity resulting from operations	$507,586	41,521	(8,211)	184,810

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		FVCA2P		FVU2		FALF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$297,092	303,779	253	(23,469)	18,848	18,662	35,004	29,236
Realized gain (loss) on investments	(954,902)	(175,255)	(10,915)	191,280	(18,504)	3,017	(612,832)	(481,384)
Change in unrealized gain (loss) on investments	2,764,453	(8,089,463)	227,019	(1,315,497)	85,779	(118,773)	821,169	(2,063,315)
Reinvested capital gains	-	1,581,826	-	72,727	-	-	-	1,062,760

Net increase (decrease) in contract owners’ equity resulting from operations	2,106,643	(6,379,113)	216,357	(1,074,959)	86,123	(97,094)	243,341	(1,452,703)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 3)	39,325	199,364	6,533	29,445	2,759	5,633	7,135	47,450
Transfers between funds	-	-	(23,276)	(145,258)	74,550	(2,373)	(53,321)	(200,503)
Redemptions (note 3)	(2,145,598)	(3,687,699)	(366,811)	(573,321)	(72,617)	(138,166)	(327,441)	(554,419)
Contract maintenance charges (note 2)	(3,389)	(3,650)	(546)	(641)	(113)	(105)	(608)	(709)
Contingent deferred sales charges (note 2)	(8,245)	(24,927)	(1,451)	(2,963)	-	(221)	(1,971)	(3,099)
Adjustments to maintain reserves	(187)	(5,467)	(29)	5	(32)	(38)	209	(106)

Net equity transactions	(2,118,094)	(3,522,379)	(385,580)	(692,733)	4,547	(135,270)	(375,997)	(711,386)

Net change in contract owners’ equity	(11,451)	(9,901,492)	(169,223)	(1,767,692)	90,670	(232,364)	(132,656)	(2,164,089)
Contract owners’ equity beginning of period	13,929,925	23,831,417	2,281,378	4,049,070	338,279	570,643	2,450,077	4,614,166

Contract owners’ equity end of period	$13,918,474	13,929,925	2,112,155	2,281,378	428,949	338,279	2,317,421	2,450,077

CHANGES IN UNITS:
Beginning units	1,402,640	1,682,502	236,644	293,135	31,807	42,203	307,145	378,262
Units purchased	103,720	143,603	7,760	10,588	7,911	2,547	3,581	11,515
Units redeemed	(321,122)	(423,465)	(49,105)	(67,079)	(7,879)	(12,943)	(54,509)	(82,632)

Ending units	1,185,238	1,402,640	195,299	236,644	31,839	31,807	256,217	307,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVEI2		FVUS2		FHIB		FVIE2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$76,357	95,104	23,799	20,385	110,486	133,731	5,812	(2,389)
Realized gain (loss) on investments	(51,440)	105,590	(1,020)	(7,385)	(78,082)	(145,041)	(58,673)	11,861
Change in unrealized gain (loss) on investments	240,690	(1,386,256)	1,823	2,468	411,176	(382,620)	154,188	(313,172)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	265,607	(1,185,562)	24,602	15,468	443,580	(393,930)	101,327	(303,700)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 3)	9,040	3,050	-	4,361	4,507	35,900	1,153	322
Transfers between funds	(14,032)	(86,132)	84,011	101,708	33,338	(225,881)	72,163	(28,001)
Redemptions (note 3)	(347,465)	(457,551)	(37,022)	(143,834)	(172,376)	(354,107)	(73,818)	(179,065)
Contract maintenance charges (note 2)	(503)	(590)	(222)	(115)	(356)	(366)	(64)	(74)
Contingent deferred sales charges (note 2)	(1,158)	(2,898)	(390)	(161)	(593)	(3,074)	(276)	(1,848)
Adjustments to maintain reserves	(26)	(456)	(47)	(19)	(62)	(4,583)	(67)	(99)

Net equity transactions	(354,144)	(544,577)	46,330	(38,060)	(135,542)	(552,111)	(909)	(208,765)

Net change in contract owners’ equity	(88,537)	(1,730,139)	70,932	(22,592)	308,038	(946,041)	100,418	(512,465)
Contract owners’ equity beginning of period	2,340,133	4,070,272	553,802	576,394	908,442	1,854,483	316,153	828,618

Contract owners’ equity end of period	$2,251,596	2,340,133	624,734	553,802	1,216,480	908,442	416,571	316,153

CHANGES IN UNITS:
Beginning units	226,279	270,622	45,419	48,631	85,872	127,871	37,685	52,947
Units purchased	5,900	6,180	6,842	11,546	6,854	4,462	9,849	6,390
Units redeemed	(40,970)	(50,523)	(3,204)	(14,758)	(16,521)	(46,461)	(11,878)	(21,652)

Ending units	191,209	226,279	49,057	45,419	76,205	85,872	35,656	37,685

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FVK2		FVGS2		FVMM2		FQB

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(23,406)	(25,273)	(2,093)	(3,352)	(8,211)	19,099	60,243	42,045
Realized gain (loss) on investments	(55,086)	164,874	(34,452)	2,980	-	-	(33,898)	(21,047)
Change in unrealized gain (loss) on investments	586,078	(2,180,255)	78,066	(217,240)	-	-	158,465	(114,803)
Reinvested capital gains	-	369,815	-	76,524	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	507,586	(1,670,839)	41,521	(141,088)	(8,211)	19,099	184,810	(93,805)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 3)	6,285	17,731	-	5,895	(2)	46,381	1,915	3,196
Transfers between funds	92,924	(144,360)	1,073	13,829	(282,638)	593,407	15,208	123,564
Redemptions (note 3)	(311,478)	(572,661)	(37,623)	(43,446)	(211,563)	(464,363)	(187,384)	(206,766)
Contract maintenance charges (note 2)	(452)	(591)	(41)	(50)	(283)	(203)	(201)	(206)
Contingent deferred sales charges (note 2)	(1,215)	(5,514)	(186)	(770)	(450)	(3,089)	(555)	(1,290)
Adjustments to maintain reserves	(52)	(86)	(41)	3	(35)	(60)	(5)	(28)

Net equity transactions	(213,988)	(705,481)	(36,818)	(24,539)	(494,971)	172,073	(171,022)	(81,530)

Net change in contract owners’ equity	293,598	(2,376,320)	4,703	(165,627)	(503,182)	191,172	13,788	(175,335)
Contract owners’ equity beginning of period	2,038,661	4,414,981	168,956	334,583	1,500,928	1,309,756	1,033,116	1,208,451

Contract owners’ equity end of period	$2,332,259	2,038,661	173,659	168,956	997,746	1,500,928	1,046,904	1,033,116

CHANGES IN UNITS:
Beginning units	183,384	228,361	17,037	18,833	137,581	121,288	93,787	100,349
Units purchased	20,115	5,650	571	1,380	12,814	69,430	21,523	13,915
Units redeemed	(39,391)	(50,627)	(3,972)	(3,176)	(58,229)	(53,137)	(35,464)	(20,477)

Ending units	164,108	183,384	13,636	17,037	92,166	137,581	79,846	93,787

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-11

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-11 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 15, 1999 and commenced operations on August 2, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Federated Investors.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the Federated Insurance Series

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Capital Income Fund II (FVU2)

Clover Value Fund II - Primary Shares (FALF)

Equity Income Fund II (FVEI2)

Fund for US Government Securities II (FVUS2)

High Income Bond Fund II - Primary Shares (FHIB)

International Equity Fund II (FVIE2)

Kaufmann Fund II - Primary Shares (FVK2)

Mid Cap Growth Strategies Fund II (FVGS2)

Prime Money Fund II (FVMM2)

Quality Bond Fund II - Primary Shares (FQB)

At December 31, 2009, contract owners were invested in all of the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV,

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 NOTES TO FINANCIAL STATEMENTS

the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

For Premium Deferred Variable Annuity contracts, the Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. This charge is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For the Deferred Variable Annuity contracts, a sales charge of up to 5.5% is deducted from each purchase payment. The sales charge declines based upon the amount of the cumulative qualifying purchase payment, which may include certain deposits made to other qualifying investments in addition to the deposits made to the contract. An additional sales charge of 0.5% is applied against any purchase payments in excess of $1 million that are withdrawn within one year of deposit to the contract. This charge is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $40, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account -11 Options	Deferred	Premium Deferred
Variable Account Charges - Recurring	0.80%	1.20%
Death Benefit Option
Greater of One-Year or 5% Enhanced	0.15%	0.15%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) lesser of purchase payments less surrenders or 2 times the contract value as of the date death benefit is calculated, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

Beneficiary Protection Option	0.40%	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges*	1.35%	1.75%
*	When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	FVCA2P	FVU2	FALF	FVEI2	FVUS2	FHIB	FVIE2

0.8%	$28,161	$5,916	$938	$5,334	$5,447	$927	$1,234	$497
0.95%	4,454	639	414	693	651	117	373	399
1.2%	67,210	9,260	607	10,708	8,887	4,055	6,321	1,258
1.35%	45,175	5,697	1,892	6,796	8,501	2,029	4,521	1,295
1.75%	6,719	1,033	278	766	479	166	690	256

Totals	$151,719	$22,545	$4,129	$24,297	$23,965	$7,294	$13,139	$3,705

	FVK2	FVGS2	FVMM2	FQB

0.8%	$5,070	$78	$1,874	$846
0.95%	766	101	50	251
1.2%	9,435	559	8,037	8,083
1.35%	6,213	1,149	3,642	3,440
1.75%	1,922	206	839	84

	$23,406	$2,093	$14,442	$12,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $0 and $140,686, respectively, and total transfers from the Account to the fixed account were $258,255 and $218,262, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account and subsequent gain or loss are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $40,208 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$13,918,509	0	$13,918,509

Accounts Payable of $35 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Capital Appreciation Fund II - Primary Shares (FVCA2P)	$83,566	$479,801
Capital Income Fund II (FVU2)	117,385	112,478
Clover Value Fund II - Primary Shares (FALF)	74,228	1,028,293
Equity Income Fund II (FVEI2)	143,686	472,925
Fund for US Government Securities II (FVUS2)	116,183	47,041
High Income Bond Fund II - Primary Shares (FHIB)	200,052	303,166
International Equity Fund II (FVIE2)	110,467	164,233
Kaufmann Fund II - Primary Shares (FVK2)	216,710	509,163
Mid Cap Growth Strategies Fund II (FVGS2)	5,785	79,121
Prime Money Fund II (FVMM2)	143,075	646,271
Quality Bond Fund II - Primary Shares (FQB)	334,523	479,215

Total	$1,545,660	$4,321,707

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2009	0.80%	to	1.75%	195,299	$11.06	to	10.29	$2,112,155	1.11%	12.57%	to	11.49%
2008	0.80%	to	1.75%	236,644	9.83	to	9.23	2,281,378	0.36%	-29.93%	to	-30.6%
2007	0.80%	to	1.75%	293,135	14.03	to	13.29	4,049,070	0.82%	9%	to	7.95%
2006	0.80%	to	1.75%	336,718	12.87	to	12.32	4,283,729	0.78%	15.29%	to	14.19%
2005	0.80%	to	1.75%	387,188	11.16	to	10.79	4,285,184	1.02%	1.1%	to	0.14%
Capital Income Fund II (FVU2)
2009	0.80%	to	1.75%	31,839	13.8	to	12.83	428,949	6.26%	27.25%	to	26.03%
2008	0.80%	to	1.75%	31,807	10.85	to	10.18	338,279	5.43%	-21.02%	to	-21.77%
2007	0.80%	to	1.75%	42,203	13.74	to	13.02	570,643	4.96%	3.2%	to	2.21%
2006	0.80%	to	1.75%	43,084	13.31	to	12.74	566,473	5.70%	14.72%	to	13.62%
2005	0.80%	to	1.75%	57,312	11.6	to	11.21	660,345	4.28%	5.44%	to	4.43%
Clover Value Fund II - Primary Shares (FALF)
2009	0.80%	to	1.75%	256,217	9.27	to	8.62	2,317,421	2.73%	13.8%	to	12.71%
2008	0.80%	to	1.75%	307,145	8.14	to	7.64	2,450,077	1.90%	-34.32%	to	-34.95%
2007	0.80%	to	1.75%	378,262	12.4	to	11.75	4,614,166	1.59%	-10.39%	to	-11.25%
2006	0.80%	to	1.75%	466,473	13.84	to	13.24	6,376,141	1.52%	15.88%	to	14.77%
2005	0.80%	to	1.75%	554,363	11.94	to	11.54	6,562,446	1.48%	4.18%	to	3.19%
Equity Income Fund II (FVEI2)
2009	0.80%	to	1.75%	191,209	12.07	to	11.22	2,251,596	4.69%	14.34%	to	13.24%
2008	0.80%	to	1.75%	226,279	10.56	to	9.91	2,340,133	3.95%	-31.01%	to	-31.67%
2007	0.80%	to	1.75%	270,622	15.3	to	14.5	4,070,272	2.93%	1.23%	to	0.26%
2006	0.80%	to	1.75%	305,737	15.11	to	14.46	4,561,560	2.19%	22.15%	to	20.99%
2005	0.80%	to	1.75%	340,574	12.37	to	11.95	4,174,532	2.20%	2.51%	to	1.53%
Fund for US Government Securities II (FVUS2)
2009	0.80%	to	1.35%	49,057	13.09	to	12.55	624,734	4.99%	4.37%	to	3.79%
2008	0.80%	to	1.75%	45,419	12.54	to	11.77	553,802	4.83%	3.44%	to	2.45%
2007	0.80%	to	1.75%	48,631	12.12	to	11.49	576,394	5.06%	5.43%	to	4.42%
2006	0.80%	to	1.75%	66,369	11.5	to	11	749,146	4.40%	3.31%	to	2.32%
2005	0.80%	to	1.75%	79,931	11.13	to	10.75	878,469	4.22%	1.21%	to	0.25%
High Income Bond Fund II - Primary Shares (FHIB)
2009	0.80%	to	1.75%	76,205	16.46	to	15.31	1,216,480	11.38%	51.63%	to	50.18%
2008	0.80%	to	1.75%	85,872	10.86	to	10.19	908,442	10.53%	-26.59%	to	-27.29%
2007	0.80%	to	1.75%	127,871	14.79	to	14.02	1,854,483	8.31%	2.6%	to	1.61%
2006	0.80%	to	1.75%	145,274	14.42	to	13.8	2,061,877	9.82%	9.92%	to	8.87%
2005	0.80%	to	1.75%	184,752	13.12	to	12.67	2,395,934	8.09%	1.84%	to	0.86%
International Equity Fund II (FVIE2)
2009	0.80%	to	1.75%	35,656	12.02	to	11.18	416,571	2.97%	40.12%	to	38.78%
2008	0.80%	to	1.75%	37,685	8.58	to	8.05	316,153	0.68%	-46.16%	to	-46.67%
2007	0.80%	to	1.75%	52,947	15.93	to	15.1	828,618	0.18%	8.67%	to	7.62%
2006	0.80%	to	1.75%	50,409	14.66	to	14.03	729,616	0.19%	17.94%	to	16.82%
2005	0.80%	to	1.75%	45,130	12.43	to	12.01	554,825	0.00%	8.21%	to	7.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-11 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Kaufmann Fund II - Primary Shares (FVK2)
2009	0.80%	to	1.75%	164,108	14.59	to	13.56	2,332,259	0.00%	28.45%	to	27.22%
2008	0.80%	to	1.75%	183,384	11.36	to	10.66	2,038,661	0.32%	-42.26%	to	-42.81%
2007	0.80%	to	1.75%	228,361	19.67	to	18.64	4,414,981	0.00%	20.06%	to	18.91%
2006	0.80%	to	1.75%	275,846	16.38	to	15.67	4,456,925	0.00%	13.96%	to	12.87%
2005	0.80%	to	1.75%	306,321	14.37	to	13.89	4,358,696	0.00%	10.36%	to	9.3%
Mid Cap Growth Strategies Fund II (FVGS2)
2009	0.80%	to	1.75%	13,636	13.23	to	12.3	173,659	0.00%	29.57%	to	28.33%
2008	0.80%	to	1.75%	17,037	10.21	to	9.59	168,956	0.00%	-43.95%	to	-44.49%
2007	0.80%	to	1.75%	18,833	18.22	to	17.27	334,583	0.00%	17.07%	to	15.94%
2006	0.80%	to	1.75%	23,826	15.56	to	14.89	364,338	0.00%	7.37%	to	6.34%
2005	0.80%	to	1.75%	26,358	14.5	to	14.01	377,125	0.00%	11.8%	to	10.74%
Prime Money Fund II (FVMM2)
2009	0.80%	to	1.75%	92,166	11.15	to	10.36	997,746	0.51%	-0.35%	to	-1.31%
2008	0.80%	to	1.75%	137,581	11.19	to	10.5	1,500,928	2.51%	1.72%	to	0.74%
2007	0.80%	to	1.75%	121,288	11	to	10.42	1,309,756	5.06%	3.93%	to	2.93%
2006	0.80%	to	1.75%	130,030	10.58	to	10.13	1,356,996	4.71%	3.68%	to	2.69%
2005	0.80%	to	1.75%	132,318	10.21	to	9.86	1,336,281	2.44%	1.88%	to	0.91%
Quality Bond Fund II - Primary Shares (FQB)
2009	0.80%	to	1.35%	79,846	13.51	to	12.95	1,046,904	6.85%	19.47%	to	18.81%
2008	0.80%	to	1.75%	93,787	11.31	to	10.61	1,033,116	4.95%	-8.03%	to	-8.91%
2007	0.80%	to	1.75%	100,349	12.3	to	11.65	1,208,451	4.84%	4.54%	to	3.53%
2006	0.80%	to	1.75%	101,752	11.76	to	11.25	1,175,942	4.37%	3.32%	to	2.34%
2005	0.80%	to	1.75%	124,959	11.38	to	11	1,405,939	4.08%	0.49%	to	-0.47%

2009	Contract owners equity:								$13,918,474
2008	Contract owners equity:								$13,929,925
2007	Contract owners equity:								$23,831,417
2006	Contract owners equity:								$26,682,743
2005	Contract owners equity:								$26,989,776
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, contract maintenance charges, and contingent deferred sales charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-11:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-11 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010